Geographical Information of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues	$ 362,728	$ 342,496	$ 342,839	$ 314,433	$ 321,075	$ 294,746	$ 281,470	$ 261,503	$ 1,362,496	$ 1,158,794	$ 972,046
USA
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									405,404	373,735	294,200
China
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									290,287	253,672	208,595
Hong Kong
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									319,601	186,978	190,702
Germany
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									155,000	132,161	88,304
Japan
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									109,670	89,153	76,212
Switzerland
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									32,770	49,557	50,497
Vietnam
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									22,322	26,898	22,497
Italy
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues										11,458	10,791
Korea
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									11,674	9,757	6,584
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									2,712	9,359	8,473
Singapore
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									6,868	5,941	3,913
Belgium
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									4	4,511	7,503
Philippines
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									4,179	3,909	3,057
Taiwan
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									2,005	1,705	718
Total Non-United States
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									$ 957,092	$ 785,059	$ 677,846